Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions		Mar. 31, 2026	Mar. 31, 2025
Revenue [abstract]
Unbilled financial asset	[1]	$ 1,211	$ 1,195
Unbilled non financial asset	[2]	605	569
Unbilled Revenue		$ 1,816	$ 1,764

[1]	Right to consideration is unconditional and is due only after a passage of time.
[2]	Right to consideration is dependent on completion of contractual milestones.